3000 Two Logan Square

Eighteenth and Arch Streets

Philadelphia, PA 19103-2799

215.981.4000

Fax 215.981.4750

John P. Falco

direct dial: (215) 981- 4659

direct fax: (866) 422 - 2114

falcoj@pepperlaw.com

May 4, 2018

VIA EDGAR Filing Desk U.S. Securities and Exchange Commission 100 F Street, NE Washington, DC 20549

Re:	The Herzfeld Caribbean Basin Fund, Inc. Investment Company Act of 1940 File No. 811-06445

Ladies and Gentlemen:

On behalf of the Herzfeld Caribbean Basin Fund, Inc. (the “Company”), transmitted herewith for filing is a registration statement on Form N-2 (the "Registration Statement") under the Securities Act of 1933, as amended (the "1933 Act"). Such Registration Statement also constitutes Amendment No. 16 to the Company's registration statement under the Investment Company Act of 1940, as amended. The Company is a non-diversified closed-end investment company whose shares are listed on the NASDAQ Capital Market (Ticker Symbol: CUBA).

The Registration Statement relates to the registration, under the 1933 Act, of the proposed offering by the Company of additional shares of common stock, par value $0.001 per share (the “Shares”)  on an immediate, delayed or continuous basis in reliance on Rule 415 under the 1933 Act.  The Company is registering currently $88,000,000 of Shares, but may increase such amount, and pay the additional registration fee in connection therewith, in a pre-effective amendment to the Registration Statement.

A registration fee of $10,956 is due with respect to this filing. Pursuant to Rule 415(a)(6) under the 1933 Act, this Registration Statement includes $88,000,000 of unsold securities of the registrant that have been previously registered on the registration statement on Form N-2 (File No. 333-202213) filed by the registrant on May 21, 2015 (the “prior registration statement”). A filing fee of $11,620 was paid under the prior registration statement, of which $11,141 was paid in connection with unsold securities and is being offset against the total registration fee pursuant to Rule 457(p), resulting in a payment of $0.00 in connection with the filing of this Registration Statement.

U.S. Securities and Exchange Commission

May 4, 2018

The Company wishes to inform the Commission that it may request acceleration of the effectiveness date of the Registration Statement in writing or orally.

Please direct any questions concerning this letter to my attention at 215.981.4659 or, in my absence, to John M. Ford, Esq. of this office at 215.981.4009.

Very truly yours,

/s/ John P. Falco

John P. Falco

cc:	John M. Ford, Esq. Reanna Lee, Esq.